[SHIP LOGO VANGUARD/(R)/]







VANGUARD/(R)/ U.S. GROWTH FUND



Supplement to the Prospectus Dated December 10, 2007



Important Change to U.S. Growth Fund

Effective immediately, James Reilly and Scott Wallace, CFA, have each assumed the role of Portfolio Manager for AllianceBernstein L.P.'s portion of the Fund. The Fund's investment objective, strategies, and policies remain unchanged.

Mr. Reilly, Executive Vice President and Portfolio Manager of AllianceBernstein, has worked in investment management since 1984. He has managed investment portfolios for AllianceBernstein since 1988. He holds a B.S. from Northwestern University and an M.B.A. from the University of Chicago.

Mr. Wallace, Senior Vice President and Portfolio Manager of AllianceBernstein, has worked in investment management since 1986. He has managed investment portfolios for AllianceBernstein since 2001. He holds a B.A. from Princeton University.





















CFA/(R)/ is a trademark owned by CFA Institute.


(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS23 072008



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VANGUARD/(R)/ WORLD FUNDS



Supplement to the Statement of Additional Information Dated April 29, 2008



Important Change to Vanguard U.S. Growth Fund

Effective immediately, James Reilly and Scott Wallace, CFA, have each assumed the role of Portfolio Manager for AllianceBernstein L.P.'s portion of the Fund.



Statement of Additional Information Text Changes

On page B-46, the text under the heading "1. Other Accounts Managed" is replaced with the following:

James Reilly and Scott Wallace co-manage a portion of Vanguard U.S. Growth Fund.
 As of March 31, 2008, the Fund held assets of $4.8 billion. As of March 31, 2008, Messrs. Reilly and Wallace also co-managed 31 other registered investment companies with total assets of $8.5 billion, 32 pooled investment vehicles with total assets of $1.1 billion, and 39,725 other accounts with total assets of $28.9 billion, including 9 accounts with assets of $1.3 billion for which the advisory fee is based on account performance.

On page B-48, the text under the heading "4. Ownership of Securities" is replaced with the following:

As of March 31, 2008, Messrs. Reilly and Wallace owned no shares of Vanguard U.S. Growth Fund.





















CFA/(R)/ is a trademark owned by CFA Institute.



(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                   SAI023 072008